Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Loans and advances	¥ 104,635,815	¥ 97,714,938
Liabilities:
Deposits	162,593,492	155,493,654
Others	8,386,774	8,777,502
Key management personnel of entity or parent [member]
Assets:
Loans and advances		4
Liabilities:
Deposits	3,256	2,259
Others	¥ 59	¥ 80